Long-Term Investments, Net (Details) - Schedule of Investment Loss (Income), Net	Sep. 30, 2024
Share price [Member]
Net Investment Income [Line Items]
Investment income (loss)	52.57
Risk-free interest rate [Member]
Net Investment Income [Line Items]
Investment income (loss)	2.54
Volatility [Member]
Net Investment Income [Line Items]
Investment income (loss)	43
Exercise price [Member]
Net Investment Income [Line Items]
Investment income (loss)	0.001
Warrant remaining life [Member]
Net Investment Income [Line Items]
Investment income (loss)	5